Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of Long-Term Borrowings
Type of borrowings	December 31, 2023	December 31, 2024
Bank loans
Secured loans	$4,900,044	$8,145,702
Unsecured loans	592,637	885,493
	5,492,681	9,031,195
Less: Current portion	(2,370,305)	(4,188,088)
	$3,122,376	$4,843,107

Schedule of Long-Term Borrowing Lenders
As of December 31, 2023
Lender	Facility period	Credit facility	Type	Outstanding amount	Undrawn amount	Interest rate	Guarantor	Collateral
A	2022.12.12-2025.12.12	$162,813	Secured	$109,889	-	2.700%	Tzu-Wei Chung	$-
A	2022.06.24-2025.06.24	293,064	Secured	149,148	-	2.480%	Tzu-Wei Chung	-
A	2022.06.24-2025.06.24	65,125	Secured	33,144	-	2.480%	Tzu-Wei Chung	-
A	2023.12.28-2026.12.27	146,532	Secured	146,532	-	2.700%	Tzu-Wei Chung	14,653
A	2023.10.17-2026.10.16	195,376	Secured	184,932	-	2.700%	Tzu-Wei Chung	-
A	2023.10.17-2026.10.17	146,532	Secured	138,699	-	2.700%	Tzu-Wei Chung	-
A	2023.09.27-2026.09.26	195,376	Secured	179,692	-	2.700%	Tzu-Wei Chung	-
A	2022.09.29-2025.09.29	65,125	Secured	38,561	-	2.480%	Tzu-Wei Chung	-
A	2022.06.24-2025.06.24	65,125	Secured	33,144	-	2.480%	Tzu-Wei Chung	-
A	2023.12.28-2026.12.27	146,532	Secured	146,532	-	2.700%	Tzu-Wei Chung	14,653
B	2022.09.23-2024.09.23	488,440	Secured	183,165	-	2.510%	Tzu-Wei Chung	97,688
B	2023.07.27-2025.07.27	488,440	Secured	386,682	-	2.910%	Tzu-Wei Chung	146,532
C	2021.09.30-2026.09.30	162,813	Secured	114,694	-	3.750%	Tzu-Wei Chung	-
C	2020.08.24-2025.08.24	97,688	Secured	36,238	-	2.750%	Tzu-Wei Chung	-
C	2023.11.08-2028.11.08	325,627	Secured	192,510	132,107	2.095%	Tzu-Wei Chung	-
D	2022.08.31-2024.08.31	1,139,694	Unsecured	253,985	-	2.746%	Tzu-Wei Chung	-
D	2023.06.08-2025.06.08	455,878	Unsecured	338,652	-	3.500%	Tzu-Wei Chung	-
E	2021.06.07-2026.06.07	976,880	Secured	530,632	-	3.250%	Tzu-Wei Chung	-
E	2021.10.20-2026.10.20	846,630	Secured	483,013	-	3.000%	Tzu-Wei Chung	-
E	2021.09.06-2024.09.06	130,251	Secured	32,562	-	3.500%	Tzu-Wei Chung	-
E	2022.01.05-2025.01.05	130,251	Secured	47,034	-	3.500%	Tzu-Wei Chung	-
E	2023.07.26-2028.07.26	325,627	Secured	298,491	-	2.095%	Tzu-Wei Chung	-
E	2022.11.25-2027.11.25	1,302,507	Secured	1,059,319	-	3.250%	Tzu-Wei Chung	-
F	2021.06.28-2026.06.28	325,627	Secured	182,292	-	3.250%	Tzu-Wei Chung	-
G	2020.09.28-2030.09.27	282,905	Secured	193,139	-	1.000%	-	-
				$5,492,681

As of December 31, 2024
Lender	Facility period	Credit facility	Type	Outstanding amount	Undrawn amount	Interest rate	Guarantor	Collateral
A	2022.06.24-2025.06.24	$274,474	Secured	$47,165	-	2.605%	Tzu-Wei Chung	$-
A	2022.06.24-2025.06.24	60,994	Secured	10,481	-	2.605%	Tzu-Wei Chung	-
A	2022.06.24-2025.06.24	60,994	Secured	10,481	-	2.605%	Tzu-Wei Chung	-
A	2022.09.29-2025.09.29	60,994	Secured	15,677	-	2.605%	Tzu-Wei Chung	-
A	2022.12.12-2025.12.12	152,486	Secured	52,178	-	2.825%	Tzu-Wei Chung	-
A	2023.09.27-2026.09.26	182,983	Secured	108,585	-	2.825%	Tzu-Wei Chung	-
A	2023.10.17-2026.10.17	182,983	Secured	113,632	-	2.825%	Tzu-Wei Chung	-
A	2023.10.17-2026.10.17	137,237	Secured	85,224	-	2.825%	Tzu-Wei Chung	-
A	2023.12.28-2026.12.27	137,237	Secured	92,763	-	2.825%	Tzu-Wei Chung	13,724
A	2023.12.28-2026.12.27	137,237	Secured	92,763	-	2.825%	Tzu-Wei Chung	13,724
A	2024.09.12~2027.09.12	304,971	Secured	280,562		2.915%	Tzu-Wei Chun	-
B	2023.07.27-2025.07.27	457,457	Secured	133,425	-	2.910%	Tzu-Wei Chung	251,601
B	2024.08.16~2026.08.16	609,942	Secured	508,285	-	3.070%	Tzu-Wei Chung	-
C	2021.09.30-2026.09.30	152,486	Secured	69,906	-	3.875%	Tzu-Wei Chung	-
C	2020.08.24-2025.08.24	182,983	Secured	13,769	-	2.875%	Tzu-Wei Chung	-
C	2023.11.08-2028.11.08	304,971	Secured	246,432	-	2.220%	Tzu-Wei Chung	-
D	2023.06.08-2025.06.08	426,959	Unsecured	101,250	-	3.500%	Tzu-Wei Chung	-
D	2024.04.26-2026.04.26	640,439	Unsecured	420,819	-	3.625%	Tzu-Wei Chung	-
D	2024.04.26-2026.04.26	396,462	Unsecured	363,424	-	4.166%	Tzu-Wei Chung	-
E	2021.06.07-2026.12.07	914,913	Secured	313,987	-	3.375%	Tzu-Wei Chung	-
E	2021.10.20-2026.10.20	792,925	Secured	293,788	-	3.125%	Tzu-Wei Chung	-
E	2022.01.05-2025.01.05	121,988	Secured	3,388	-	3.625%	Tzu-Wei Chung	-
E	2022.11.25-2027.11.25	1,219,884	Secured	738,814	-	3.375%	Tzu-Wei Chung	64,531
E	2023,07.26-2028.07.26	304,971	Secured	218,562	-	2.220%	Tzu-Wei Chung	-
E	2024.12.26-2027.12.26	304,971	Secured	304,971	-	2.970%	Tzu-Wei Chung	-
E	2024.12.26-2026.12.26	609,942	Secured	609,942		3.120%	Tzu-Wei Chung	60,994
E	2024.12.20-2039.12.20	1,951,815	Secured	1,951,815		2.720%	Tzu-Wei Chung	-
F	2024.02.17-2029.02.17	45,746	Secured	38,121	-	3.125%	Tzu-Wei Chung	-
G	2020.09.28-2030.09.27	256,049	Secured	149,149	-	1.000%	-	-
H	2024.03.15-2026.03.15	884,416	Secured	558,279	-	2.720%	Tzu-Wei Chung	33,547
I	2024.04.03-2027.04.03	914,913	Secured	711,599	-	3.012%	Tzu-Wei Chung	-
J	2024.05.13-2027.05.13	457,457	Secured	371,959	-	3.420%	Tzu-Wei Chung	-
				$9,031,195